Organization (Details)	12 Months Ended
	Dec. 31, 2018	Nov. 11, 2017
Ownership		100.00%
Aptorum Therapeutics Limited [Member]
Incorporation date	Jun. 30, 2016
Ownership	100.00%
Place of incorporation	Cayman Islands
Principle activities	Research and development of life science and biopharmaceutical products
Aptus Management Limited [Member]
Incorporation date	May 16, 2017
Ownership	100.00%
Place of incorporation	Hong Kong
Principle activities	Provision of management services to its holding company and fellow subsidiaries
Aptus Therapeutics (Hong Kong) Limited [Member]
Incorporation date	Jun. 30, 2016
Ownership	100.00%
Place of incorporation	Hong Kong
Principle activities	Research and development of life science and biopharmaceutical products
Aptus Biotechnology (Macao) Limited [Member]
Incorporation date	Jun. 06, 2016
Ownership	99.00%
Place of incorporation	Macao
Principle activities	Inactive
Videns Incorporation Limited [Member]
Incorporation date	Mar. 02, 2017
Ownership	100.00%
Place of incorporation	Cayman Islands
Principle activities	Research and development of life science and biopharmaceutical products
mTOR (Hong Kong) Limited [Member]
Incorporation date	Nov. 04, 2016
Ownership	90.00%
Place of incorporation	Hong Kong
Principle activities	Research and development of life science and biopharmaceutical products
Videns Incorporation (Hong Kong) Limited [Member]
Incorporation date	Jul. 03, 2017
Ownership	100.00%
Place of incorporation	Hong Kong
Principle activities	Inactive
Nativus Life Sciences Limited [Member]
Incorporation date	Jul. 07, 2017
Ownership	100.00%
Place of incorporation	Cayman Islands
Principle activities	Research and development of life science and biopharmaceutical products
Scipio Life Sciences Limited [Member]
Incorporation date	Jul. 19, 2017
Ownership	100.00%
Place of incorporation	Cayman Islands
Principle activities	Research and development of life science and biopharmaceutical products
Claves Life Sciences Limited [Member]
Incorporation date	Aug. 02, 2017
Ownership	100.00%
Place of incorporation	Cayman Islands
Principle activities	Research and development of life science and biopharmaceutical products
Nativus Life Sciences (Hong Kong) Limited [Member]
Incorporation date	Aug. 08, 2017
Ownership	100.00%
Place of incorporation	Hong Kong
Principle activities	Inactive
Scipio Life Sciences (Hong Kong) Limited [Member]
Incorporation date	Aug. 10, 2017
Ownership	100.00%
Place of incorporation	Hong Kong
Principle activities	Inactive
Signate Life Sciences (Hong Kong) Limited [Member]
Incorporation date	Aug. 10, 2017
Ownership	100.00%
Place of incorporation	Hong Kong
Principle activities	Inactive
Claves Life Sciences (Hong Kong) Limited [Member]
Incorporation date	Aug. 22, 2017
Ownership	100.00%
Place of incorporation	Hong Kong
Principle activities	Inactive
Aptorum Pharmaceutical Development Limited [Member]
Incorporation date	Aug. 28, 2017
Ownership	100.00%
Place of incorporation	Cayman Islands
Principle activities	Research and development of life science and biopharmaceutical products
Aptorum Medical Limited [Member]
Incorporation date	Aug. 28, 2017
Ownership	95.00%
Place of incorporation	Cayman Islands
Principle activities	Provision of medical clinic services
Signate Life Sciences Limited [Member]
Incorporation date	Aug. 28, 2017
Ownership	100.00%
Place of incorporation	Cayman Islands
Principle activities	Research and development of life science and biopharmaceutical products
Acticule Life Sciences Limited [Member]
Incorporation date	Jun. 30, 2017
Ownership	80.00%
Place of incorporation	Cayman Islands
Principle activities	Research and development of life science and biopharmaceutical products
Acticule Life Sciences (Hong Kong) Limited [Member]
Incorporation date	Jul. 27, 2017
Ownership	100.00%
Place of incorporation	Hong Kong
Principle activities	Inactive
Forum Property Holding Limited [Member]
Incorporation date	Mar. 06, 2018
Ownership	100.00%
Place of incorporation	Cayman Islands
Principle activities	Inactive
Aptorum International Limited [Member]
Incorporation date	Mar. 26, 2018
Ownership	100.00%
Place of incorporation	United Kingdom
Principle activities	Inactive
Lanither Life Sciences Limited [Member]
Incorporation date	Apr. 04, 2018
Ownership	80.00%
Place of incorporation	Cayman Islands
Principle activities	Inactive
Lanither Life Sciences (Hong Kong) Limited [Member]
Incorporation date	May 25, 2018
Ownership	100.00%
Place of incorporation	Hong Kong
Principle activities	Inactive